UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

ITEM 1.    REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim T. Rowe Price MidCap Growth Portfolio (Initial Class and Class L)

Semi-Annual Report

June 29, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 29, 2012

Sector	% of Portfolio Investments
Basic Materials	2.54%
Communications	6.06%
Consumer, Cyclical	12.19%
Consumer, Non-cyclical	24.97%
Energy	6.09%
Financial	5.93%
Industrial	16.54%
Short Term Investments	8.40%
Technology	15.99%
Utilities	1.29%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(1/01/2012)	(6/29/2012)	(1/01/2012 – 6/29/2012)
Initial Class
Actual	$1,000.00	$1,075.10	$5.40*

Hypothetical (5% return before expenses)	$1,000.00	$1,019.53	$5.25*

Class L
Actual	$1,000.00	$1,073.10	$6.63**

Hypothetical (5% return before expenses)	$1,000.00	$1,018.33	$6.46**

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.05% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period.

**Expenses are equal to the Portfolio’s annualized expense ratio of 1.29% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 2.61%
121,000	Agnico-Eagle Mines Ltd	$4,895,660
69,000	Celanese Corp Series A	2,388,780
105,000	Franco-Nevada Corp (a)	4,661,624
94,000	Osisko Mining Corp (b)	632,176
86,000	Rockwood Holdings Inc	3,814,100

		16,392,340

Communications — 6.21%
225,000	Amdocs Ltd (b)	6,687,000
78,000	Aruba Networks Inc (a)(b)	1,173,900
58,000	Discovery Communications Inc (b)	2,905,220
50,000	FactSet Research Systems Inc	4,647,000
158,000	Groupon Inc (a)(b)	1,679,540
542,000	JDS Uniphase Corp (b)	5,962,000
135,000	Lamar Advertising Co Class A (b)	3,861,000
165,000	Liberty Interactive Corp (b)	2,935,350
44,000	Netflix Inc (a)(b)	3,012,680
45,000	Rackspace Hosting Inc (b)	1,977,300
140,000	TIBCO Software Inc (b)	4,188,800

		39,029,790

Consumer, Cyclical — 12.09%
54,000	Allison Transmission Holdings Inc (a)	948,240
233,000	CarMax Inc (b)	6,044,020
8,000	Chipotle Mexican Grill Inc (b)	3,039,600
89,000	Choice Hotels International Inc	3,553,770
34,000	Deckers Outdoor Corp (a)(b)	1,496,340
210,000	Dollar General Corp (b)	11,421,900
151,000	Fastenal Co	6,086,810
47,000	Harley-Davidson Inc	2,149,310
131,000	Kohl’s Corp	5,959,190
201,000	Marriott International Inc Class A	7,879,200
61,000	Michael Kors Holdings Ltd (b)	2,552,240
62,000	O’Reilly Automotive Inc (b)	5,193,740
27,000	Panera Bread Co Class A (b)	3,764,880
26,000	Shoppers Drug Mart Corp (c)	1,048,325
79,000	Shoppers Drug Mart Corp (a)	3,185,296
47,000	Starbucks Corp	2,506,040
20,000	Tesla Motors Inc (a)(b)	625,800
74,000	Tim Hortons Inc	3,895,360
88,000	WABCO Holdings Inc (b)	4,657,840

		76,007,901

Consumer, Non-cyclical — 25.61%
54,000	Alexion Pharmaceuticals Inc (b)	5,362,200
172,000	Alkermes PLC (b)	2,918,840
31,000	AMERIGROUP Corp (b)	2,043,210
121,000	Amylin Pharmaceuticals Inc (b)	3,415,830
70,000	Ariad Pharmaceuticals Inc (b)	1,204,700
253,000	Bruker Corp (b)	3,367,430
218,000	CareFusion Corp (b)	5,598,240
39,000	Cooper Cos Inc	3,110,640
118,000	Covance Inc (b)	5,646,300
67,000	CR Bard Inc	7,198,480

Shares		Value

Consumer, Non-cyclical — (continued)
34,000	Cubist Pharmaceuticals Inc (b)	$1,288,940
248,000	DENTSPLY International Inc	9,376,880
46,000	Edwards Lifesciences Corp (b)	4,751,800
275,000	Elan Corp PLC Sponsored ADR (b)	4,012,250
26,000	Fresh Market Inc (b)	1,394,380
213,000	Gartner Inc (b)	9,169,650
175,000	Global Payments Inc	7,565,250
72,000	Henry Schein Inc (b)	5,651,280
338,000	Hertz Global Holdings Inc (b)	4,326,400
121,000	Hospira Inc (b)	4,232,580
89,000	Human Genome Sciences Inc (b)	1,168,570
68,000	IDEXX Laboratories Inc (b)	6,536,840
34,000	Illumina Inc (b)	1,373,260
33,000	Incyte Corp Ltd (a)(b)	749,100
71,000	Laboratory Corp of America Holdings (b)	6,575,310
158,000	Manpower Inc	5,790,700
52,000	MEDNAX Inc (b)	3,564,080
341,000	Quanta Services Inc (b)	8,207,870
48,000	Regeneron Pharmaceuticals Inc (b)	5,482,560
87,000	SXC Health Solutions Corp (b)	8,631,270
100,000	Theravance Inc (a)(b)	2,222,000
10,000	TreeHouse Foods Inc (b)	622,900
83,000	Universal Health Services Inc Class B	3,582,280
68,000	Valeant Pharmaceuticals International Inc (b)	3,045,720
104,000	Vantiv Inc (b)	2,422,160
101,000	Verisk Analytics Inc (b)	4,975,260
20,000	Weight Watchers International Inc (a)	1,031,200
23,000	Western Union Co	387,320
31,000	Whole Foods Market Inc	2,954,920

		160,958,600

Energy — 6.25%
178,000	CONSOL Energy Inc	5,382,720
28,000	Continental Resources Inc/OK (b)	1,865,360
122,000	EQT Corp	6,542,860
54,000	FMC Technologies Inc (b)	2,118,420
149,200	Halcon Resources Corp (b)(d)	1,408,448
47,100	Laredo Petroleum Holdings Inc (b)	979,680
126,000	QEP Resources Inc	3,776,220
116,000	Range Resources Corp	7,176,920
79,000	SM Energy Co	3,879,690
121,000	Southwestern Energy Co (b)	3,863,530
186,200	Trican Well Service Ltd (a)	2,148,954
9,800	Trican Well Service Ltd (c)	113,103

		39,255,905

Financial — 6.08%
143,000	Air Lease Corp (a)(b)	2,772,770
105,000	BankUnited Inc	2,475,900
140,000	CBOE Holdings Inc	3,875,200
199,000	Charles Schwab Corp	2,573,070
122,000	HCC Insurance Holdings Inc	3,830,800
24,000	IntercontinentalExchange Inc (b)	3,263,520

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Financial — (continued)
40,000	Jones Lang LaSalle Inc	$2,814,800
285,000	TCF Financial Corp	3,271,800
295,000	TD Ameritrade Holding Corp	5,015,000
103,000	Willis Group Holdings PLC	3,758,470
117,000	WR Berkley Corp	4,553,640

		38,204,970

Industrial — 16.96%
47,000	Acuity Brands Inc	2,392,770
254,000	AMETEK Inc	12,677,140
269,000	Babcock & Wilcox Co (b)	6,590,500
38,000	Ball Corp	1,559,900
35,000	Clean Harbors Inc (b)	1,974,700
35,000	Colfax Corp (b)	964,950
54,000	Crane Co	1,964,520
34,000	FLIR Systems Inc	663,000
128,000	Gardner Denver Inc	6,772,480
181,000	Gentex Corp	3,777,470
10,000	Goodrich Corp	1,269,000
157,000	IDEX Corp	6,119,860
60,000	JB Hunt Transport Services Inc	3,576,000
56,000	Kansas City Southern	3,895,360
435,000	McDermott International Inc (b)	4,845,900
4,000	Mettler-Toledo International Inc (b)	623,400
134,000	Pall Corp	7,344,540
48,000	Rexnord Corp (a)(b)	961,920
64,000	Rockwell Collins Inc	3,158,400
114,000	Roper Industries Inc	11,238,120
139,000	Spirit Aerosystems Holdings Inc (b)	3,312,370
351,000	Textron Inc	8,729,370
157,000	Trimble Navigation Ltd (b)	7,223,570
165,000	UTi Worldwide Inc	2,410,650
86,000	Waste Connections Inc	2,573,120

		106,619,010

Technology — 16.17%
57,000	Akamai Technologies Inc (b)	1,809,750
105,000	Altera Corp	3,553,200
77,500	Ariba Inc (b)	3,468,900
631,000	Atmel Corp (b)	4,227,700
70,000	Avago Technologies Ltd	2,513,000
70,000	Concur Technologies Inc (b)	4,767,000
86,000	Cree Inc (a)(b)	2,207,620
16,184	Dropbox Inc (b)(d)(e)	146,451
109,000	Fiserv Inc (b)	7,871,980
112,000	IHS Inc (b)	12,065,760
52,000	Informatica Corp (b)	2,202,720
170,000	Intersil Corp Class A	1,810,500
297,000	Marvell Technology Group Ltd	3,350,160
104,000	Microchip Technology Inc (a)	3,440,320
97,000	MICROS Systems Inc (b)	4,966,400
218,000	MSCI Inc Class A (b)	7,416,360
374,000	Nuance Communications Inc (b)	8,908,680
306,000	NVIDIA Corp (b)	4,228,920
85,000	PMC - Sierra Inc (b)	521,900
145,000	Red Hat Inc (b)	8,189,600
41,000	Rovi Corp (b)	804,420
79,000	SanDisk Corp (b)	2,881,920

Shares		Value

Technology — (continued)
8,900	ServiceNow Inc (b)	$218,940
106,000	Silicon Laboratories Inc (b)	4,017,400
180,000	Xilinx Inc	6,042,600

		101,632,201

Utilities — 1.32%
503,000	Calpine Corp (b)	8,304,530

TOTAL COMMON STOCK — 93.30% (Cost $494,069,685)		$586,405,247

PREFERRED STOCK
Consumer, Cyclical — 0.40%
221,560	Coupon.com Series B (b)(d)(e)	1,217,107
254,930	Living Social Series E (b)(d)(e)	1,317,529

		2,534,636

Technology — 0.23%
20,098	Dropbox Inc Series A (b)(d)(e)	181,869
98,726	Dropbox Series A-1 (b)(d)(e)	893,381
25,173	Workday Inc Series F (b)(d)(e)	333,794

		1,409,044

TOTAL PREFERRED STOCK — 0.63% (Cost $4,066,760)		$3,943,680

Principal Amount

SECURITIES LENDING COLLATERAL
$ 6,999,059	Undivided interest of 14.85% in a repurchase agreement (principal amount/value $47,150,000 with a maturity value of $47,150,707) with Goldman Sachs & Co., 0.18% dated 6/29/12, to be repurchased at $6,999,059 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.97% - 7.00%, 10/1/12 - 9/1/47, with a value of $48,093,000.	$6,999,059

6,999,059	Undivided interest of 15.05% in a repurchase agreement (principal amount/value $46,513,820 with a maturity value of $46,514,556) with HSBC Securities (USA) Inc, 0.19% dated 6/29/12, to be repurchased at $6,999,059 on 7/2/12, collateralized by Federal National Mortgage Association, 3.50% - 4.00%, 12/1/26 - 10/1/41, with a value of $47,444,399.	6,999,059

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 5,136,227	Undivided interest of 19.38% in a repurchase agreement (principal amount/value $26,491,855 with a maturity value of $26,492,142) with RBC Capital Markets Corp, 0.13% dated 6/29/12, to be repurchased at $5,136,227 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.35% - 7.00%, 8/1/15 - 9/1/44, with a value of $27,021,693.	$5,136,227

6,999,059	Undivided interest of 15.42% in a repurchase agreement (principal amount/value $45,400,000 with a maturity value of $45,400,795) with JP Morgan Securities, 0.21% dated 6/29/12, to be repurchased at $6,999,059 on 7/2/12, collateralized by Federal National Mortgage Association, 1.33% - 6.14%, 12/12/12 - 2/1/48, with a value of $46,308,093.	6,999,059

TOTAL SECURITIES LENDING COLLATERAL — 4.16% (Cost $26,133,404)		$26,133,404

Principal Amount		Value

SHORT TERM INVESTMENTS
21,000,000	Federal Farm Credit Banks Funding Corp 0.01%, 07/02/2012	20,999,988
7,000,000	International Bank for Reconstruction & Development 0.04%, 07/02/2012	6,999,985
TOTAL SHORT TERM INVESTMENTS — 4.45% (Cost $27,999,973)		$27,999,973

TOTAL INVESTMENTS — 102.54% (Cost $552,269,822)		$644,482,304

OTHER ASSETS & LIABILITIES, NET — (2.54)%		$(15,941,234)

TOTAL NET ASSETS — 100.00%		$628,541,070

(a)	A portion or all of the security is on loan at June 29, 2012.
(b)	Non-income producing security.
(c)	Restricted security; at June 29, 2012, the aggregate cost and market value of restricted securities was $1,112,394 and $1,161,428, respectively, representing 0.18% of net assets.
(d)	Domestic security is fair valued at June 29, 2012.
(e)	Illiquid security; at June 29, 2012, the aggregate cost and market value of illiquid securities was $4,213,211 and $4,090,131, respectively, representing 0.65% of net assets.
ADR	American Depositary Receipt

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

Maxim T. Rowe Price MidCap Growth Portfolio

ASSETS:
Investments in securities, market value (including $25,258,374 of securities on loan)(a)	$644,482,304
Cash	7,939,323
Dividends and interest receivable	216,616
Subscriptions receivable	1,419,869
Receivable for investments sold	2,642,848

Total Assets	656,700,960

LIABILITIES:
Payable to investment adviser	496,150
Payable upon return of securities loaned	26,133,404
Redemptions payable	1,027,266
Payable for investments purchased	502,973
Payable for distribution fees	97

Total Liabilities	28,159,890

NET ASSETS	$628,541,070

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,602,476
Paid-in capital in excess of par	513,094,742
Net unrealized appreciation on investments and foreign currency translations	92,212,482
Undistributed net investment loss	(1,703,875)
Accumulated net realized gain on investments and foreign currency transactions	21,335,245

TOTAL NET ASSETS
Initial Class	$627,932,727

Class L	$608,343

CAPITAL STOCK:
Authorized
Initial Class	110,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	35,960,000
Class L	64,759

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$17.46

Class L	$9.39

(a) Cost of investments	$552,269,822

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

Maxim T. Rowe Price MidCap Growth Portfolio

INVESTMENT INCOME:
Interest	$3,243
Income from securities lending	56,022
Dividends	1,738,253
Foreign withholding tax	(40,101)

Total Income	1,757,417

EXPENSES:
Audit fees	16,369
Bank and custodian fees	22,794
Distribution fees - Class L	534
Investment administration fees	88,566
Management fees	3,093,935
Other	39,359

Total Expenses	3,261,557

Less amount reimbursed by investment adviser	24,060
Less amount waived by distributor - Class L	18

Net Expenses	3,237,479

NET INVESTMENT LOSS	(1,480,062)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	24,327,513
Change in net unrealized appreciation on investments and foreign currency translations	20,230,308

Net Realized and Unrealized Gain on Investments and Foreign Currency	44,557,821

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,077,759

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim T. Rowe Price MidCap Growth Portfolio

OPERATIONS:
Net investment loss	$(1,480,062)	$(2,992,233)
Net realized gain on investments and foreign currency transactions	24,327,513	57,627,435
Change in net unrealized appreciation (depreciation) on investments and foreign currency translations	20,230,308	(63,427,683)

Net Increase (Decrease) in Net Assets Resulting from Operations	43,077,759	(8,792,481)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	–	(7,570,653)
Class L	–	(11,073)

From net investment income	0	(7,581,726)

From net realized gains
Initial Class	–	(47,902,123)
Class L	–	(38,254)

From net realized gains	0	(47,940,377)

Total Distributions	0	(55,522,103)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	125,650,680	295,813,152
Class L	402,133	413,235
Shares issued in reinvestment of distributions
Initial Class	–	55,472,776
Class L	–	49,327
Shares redeemed
Initial Class	(110,928,154)	(270,856,745)
Class L	(101,852)	(120,323)

Net Increase in Net Assets Resulting from Capital Share Transactions	15,022,807	80,771,422

Total Increase in Net Assets	58,100,566	16,456,838

NET ASSETS:
Beginning of period	570,440,504	553,983,666

End of period (a)	$628,541,070	$570,440,504

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	7,139,898	15,951,208
Class L	42,067	39,424
Shares issued in reinvestment of distributions
Initial Class	–	3,427,029
Class L	–	5,683
Shares redeemed
Initial Class	(6,281,785)	(14,535,690)
Class L	(10,739)	(11,676)

Net Increase	889,441	4,875,978

(a) Including undistributed net investment (loss) and (overdistributed) net investment income	$(1,703,875)	$(223,813)

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	2008	2007
Maxim T. Rowe Price MidCap Growth Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$16.24		$18.31	$14.95	$10.32	$18.81	$17.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.04)		0.23	–	–	–	0.01
Net realized and unrealized gain (loss)	1.26		(0.55)	4.12	4.63	(7.42)	2.99

Total Income (Loss) From Investment Operations	1.22		(0.32)	4.12	4.63	(7.42)	3.00

LESS DISTRIBUTIONS:
From net investment income	–		(0.24)	–	–	–	(0.01)
From net realized gains	–		(1.51)	(0.76)	–	(1.07)	(2.14)

Total Distributions	0.00		(1.75)	(0.76)	0.00	(1.07)	(2.15)

NET ASSET VALUE, END OF PERIOD	$17.46		$16.24	$18.31	$14.95	$10.32	$18.81

TOTAL RETURN(a)	7.51%	(b)	(1.69%)	27.55%	44.86%	(40.36%)	16.86%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$627,933		$570,148	$553,984	$397,909	$298,032	$471,751
Ratio of expenses to average net assets
Before reimbursement	1.05%	(c)	1.04%	1.05%	1.06%	1.06%	1.04%
After reimbursement	1.05%	(c)	1.04%	1.05%	1.05%	1.05%	1.04%
Ratio of net investment loss to average net assets
Before reimbursement	(0.48%)	(c)	(0.53%)	(0.09%)	(0.48%)	(0.47%)	(0.19%)
After reimbursement	(0.48%)	(c)	(0.53%)	(0.09%)	(0.47%)	(0.46%)	(0.19%)
Portfolio turnover rate(d)	17%	(b)	42%	56%	41%	41%	35%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Annualized.
(d)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Year Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	(a)
Maxim T. Rowe Price MidCap Growth Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$8.75		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.02)		0.39
Net realized and unrealized gain	0.66		0.15

Total Income From Investment Operations	0.64		0.54

LESS DISTRIBUTIONS:

From net investment income	–		(0.40)
From net realized gains	–		(1.39)

Total Distributions	0.00		(1.79)

NET ASSET VALUE, END OF PERIOD	$9.39		$8.75

TOTAL RETURN(b)	7.31%	(c)	5.58%	(c)(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$608		$292
Ratio of expenses to average net assets
Before reimbursement and waiver	12.09%	(e)	51.98%	(e)
After reimbursement and waiver	1.29%	(e)	1.29%	(e)
Ratio of net investment loss to average net assets
Before reimbursement and waiver	(11.50%)	(e)	(51.36%)	(e)
After reimbursement and waiver	(0.69%)	(e)	(0.67%)	(e)
Portfolio turnover rate(f)	17%	(c)	42%	(c)

(a)	Class L inception date was August 12, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim T. Rowe Price MidCap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as Initial Class and Class L shares. All shares of the Portfolio represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Portfolio’s shares is determined by dividing the net assets attributable to each class of the Portfolio by the number of issued and outstanding shares of each class of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 29, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$539,085,120	$—	$—	$539,085,120
Foreign Common Stock	45,765,228	1,408,448	146,451	47,320,127
Preferred Stock	—	—	3,943,680	3,943,680
Securities Lending Collateral	—	26,133,404	—	26,133,404
Short Term Investments	—	27,999,973	—	27,999,973

Total Investments(a)	$584,850,348	$55,541,825	$4,090,131	$644,482,304

(a)   Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Fund’s Policy and Procedures regarding Liquidity.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Portfolio will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Life Insurance Company (GWL&A). As compensation for its services to the Fund, the Adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the Adviser is required by contract to reimburse the Portfolio for any expenses which exceed an annual rate, including management fees, of 1.05% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not Portfolio specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and the Fund have entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. The Portfolio is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolios.

The Portfolio has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Portfolio. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $130,500 for the period ended June 29, 2012. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 29, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $101,715,040 and $104,209,174, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At June 29, 2012, the U.S. Federal income tax cost basis was $555,051,747. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $124,108,530 and gross depreciation of securities in which there was an excess of tax cost over value of $34,677,973 resulting in net appreciation of $89,430,557.

5. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2012 the Portfolio had securities on loan valued at $25,258,374 and received collateral of $26,133,404 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

6. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of the Fund, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 11, 2012 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Fund, MCM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio, and for making decisions to buy, sell or hold any particular security.

On March 22, 2012, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent

Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolio by MCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss Portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by MCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Portfolio as compared against various benchmarks and the performance of similar funds. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2011, calendar year returns for the five-year period ended December 31, 2011, and risk-adjusted performance measures. In addition, this information also included the Portfolio’s Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of the Portfolio’s “peer” group of funds, as determined by MCM, based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of the Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

The Board assessed performance based principally on the long-term rolling quarterly analysis for the Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s three-, five- and ten-year annualized returns, three- and five-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considers a portfolio to have performed satisfactorily unless the portfolio has had a history of persistent underperformance based on the portfolio’s long-term rolling analysis. The Board noted that the Portfolio outperformed its peer group for the one, three-, five- and ten-year annualized periods. Accordingly, the Board determined that it was satisfied with the investment performance of the Portfolio.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM from its relationships with the Portfolio. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolio, as well as the structure and level of the sub-advisory fees payable by MCM to the Sub-Adviser. In evaluating the management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on the Portfolio’s Morningstar category. The Board also considered the Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolio’s management fee was at the higher end in comparison to the management fees paid by similar funds. However, the Board noted that the total annual operating expense ratio of the Portfolio was generally lower than the annual expense ratios of similar funds. The Board further noted that the Portfolio’s expense ratio was below the median expense ratio for the applicable Morningstar fund category.

The Board also considered the overall financial soundness of MCM and the Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates. The Board requested and reviewed the financial statements from MCM and the Sub-Adviser and profitability information from MCM. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolio grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolio and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolio was not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Adviser from their relationships with the Portfolio as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board noted where services were provided to the Portfolio by an affiliate of MCM. The Board took into account the fact that the Portfolio is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with MCM and as a funding vehicle under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolio’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.    INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a)            (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 28, 2012